UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)
		Principal
	Rating(RAT)	amount	Value

New Jersey (85.8%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC,
NATL, 7.4s, 3/1/10 (SEG)	Aa3	$2,000,000	$2,085,340
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25	Aa2	2,009,000	2,053,901
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	869,435
Camden Cnty., Impt. Auth. VRDN (Harvest Village), Ser.
A, 0.48s, 7/1/29	A-1+	1,295,000	1,295,000
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
NATL, 5 1/4s, 6/1/21	AA-	5,405,000	5,280,577
Essex Cnty., Impt. Auth. Rev. Bonds
Ser. 06, AMBAC, 5 1/4s, 12/15/20	A1	1,000,000	1,074,560
AMBAC, 5s, 12/15/23	A1	2,000,000	2,080,580
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
NATL, 5s, 3/1/19	AA	1,500,000	1,704,600
Garden State Preservation Trust Rev. Bonds (Open Space
& Farmland 2005), Ser. A, FSA, 5 3/4s, 11/1/28	AAA	2,000,000	2,287,560
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,365,787
5s, 4/1/23	AA+	500,000	533,020
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	AAA	1,720,000	1,977,622
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	A	1,700,000	1,903,490
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), NATL, 6 1/8s, 4/1/16
(Prerefunded)	Baa1	890,000	951,250
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	AA/P	1,500,000	1,207,530
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	A1	1,000,000	1,030,960
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
NATL, 6 1/4s, 8/15/10	AA-	995,000	1,016,283
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,361,635
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa2	505,000	523,412
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s,
9/1/24	AA-	1,225,000	1,247,748
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded)	AA	2,260,000	2,572,716
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,000,000	1,153,790
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,300,000	1,166,841
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,077,270
(Burlington Coat Factory), 6 1/8s, 9/1/10	Aa3	720,000	721,318
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	520,508
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,304,825
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,950,000	2,249,788
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	A	1,500,000	1,499,745
(School Fac.), Ser. U, 5s, 9/1/37	AA-	2,000,000	1,923,660
(School Fac. Construction), Ser. Y, 5s, 9/1/33	AA-	500,000	459,725
Ser. U, FSA, 5s, 9/1/32	AAA	1,000,000	967,780
(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	1,925,250
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	944,180
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	AAA	400,000	405,576
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	AAA	2,545,000	2,589,767
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	129,928
NJ Econ. Dev. Auth. School VRDN
Ser. R-3, 0 40s, 9/1/31	VMIG1	200,000	200,000
Ser. R-1, 0.25s, 9/1/31	VMIG1	4,490,000	4,490,000
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,500,000	1,459,125
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds

(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	AAA	5,000,000	6,147,500
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	744,680
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	582,893
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	505,366
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	1,760,000	1,334,150
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,196,563
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	685,534
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa2	1,000,000	968,370
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	589,295
(Englewood Hosp.), NATL, FHA Insd., 5 1/4s, 2/1/16	AA-	1,615,000	1,656,409
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s,
7/1/21	BBB+	1,010,000	742,572
(South Jersey Hosp.), 5s, 7/1/46	A2	3,040,000	2,324,323
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,100,000	805,541
(Englewood Hosp.), NATL, FHA Insd., 5s, 8/1/31	AA-	1,250,000	1,217,075
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	AA-	1,000,000	968,420
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	410,275
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A+	1,000,000	907,860
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,382,340
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	851,120
NJ Hlth. Care Fac. Fin. Auth. VRDN
Ser. A, 0.42s, 7/1/31	VMIG1	3,000,000	3,000,000
(AHS Hospital Corp.), Ser. B, 0.4s, 7/1/36	VMIG1	3,000,000	3,000,000
NJ State G.O. Bonds
FGIC, NATL, 6s, 2/15/11	Aa3	665,000	722,210
5s, 6/1/27	AA	1,500,000	1,543,785
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	2,400,000	1,028,880
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,479,050
(Seton Hall U.), Ser. E, 6 1/4s, 7/1/37	A	750,000	779,415
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	889,550
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	817,730
(Richard Stockton College), Ser. A, 5 3/8s, 7/1/38	A3	500,000	500,505
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A2	500,000	479,055
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,000,000	824,340
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa2	1,000,000	993,800
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	A3	3,590,000	4,051,961
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa2	2,000,000	2,038,700
(Richard Stockton College), Ser. F, NATL, 5s, 7/1/27	A3	1,980,000	1,901,770
(College of NJ), Ser. D, FSA, 5s, 7/1/26	AAA	1,000,000	1,018,590
(Richard Stockton College), Ser. F, NATL, 5s, 7/1/26	A3	1,980,000	1,926,184
(College of NJ), Ser. D, FSA, 5s, 7/1/25	AAA	1,500,000	1,539,255
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	AA-	1,110,000	1,131,734
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded)	AA	1,565,000	1,783,161
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	AAA	4,315,000	4,694,245
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	1,000,000	1,055,270
Ser. E1, FSA, 5.7s, 5/1/20	AAA	410,000	415,838
(Home Buyer), Ser. AA, NATL, 5.3s, 4/1/26	Aaa	235,000	234,046
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.),
6.2s, 1/1/10 (Prerefunded)	AAA	660,000	690,532
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Prerefunded)	AA-	4,000,000	4,685,160
Ser. A, AMBAC, 5s, 1/1/30	A	3,000,000	2,894,430
Ser. A, FSA, 5s, 1/1/20	AAA	6,000,000	6,298,980
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A
5 7/8s, 12/15/38	AA-	1,350,000	1,379,579
AMBAC, 5s, 12/15/27	AA-	2,475,000	2,413,026
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
NATL
zero %, 12/15/27	A2	1,005,000	370,815
zero %, 12/15/26	A2	1,000,000	395,200
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,302,348
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL,
5 1/4s, 1/1/22	Aa1	2,000,000	2,263,840
Rutgers State U. COP, AMBAC, 5s, 1/1/24	AA	1,800,000	1,841,670
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	3,865,000	4,241,683
Ser. F, 5s, 5/1/30	AA	1,000,000	1,014,260
Ser. E, FGIC, NATL, 5s, 5/1/25	AA	1,330,000	1,352,876
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	993,075
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,158,025
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	820,000	869,643
Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.),
Ser. B, FSA, zero %, 12/1/30	AAA	1,500,000	458,160
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	AAA	1,500,000	1,725,045
6s, 6/1/37 (Prerefunded)	AAA	4,500,000	5,124,465
Ser. 1A, 5s, 6/1/29	BBB	5,200,000	3,315,624
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,000,000	1,260,320
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,860,000	1,384,231
U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL,
6 1/2s, 12/1/12 (Prerefunded)	AA	3,295,000	3,573,395
			173,487,824

New York (3.0%)
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa3	5,000,000	5,515,600
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	508,128
			6,023,728

Pennsylvania (4.0%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds,
5 1/4s, 7/1/14	A2	540,000	582,320
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	AAA	7,490,000	7,529,173
			8,111,493

Puerto Rico (6.3%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	2,800,000	2,508,128
6s, 7/1/38	Baa3	4,500,000	4,099,224
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	315,000	313,772
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	BBB+	1,000,000	981,630
Ser. X, 5 1/2s, 7/1/13	BBB+	380,000	381,159
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	896,430
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	1,250,000	1,100,475
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd.
5 1/4s, 7/1/29 (Prerefunded)	Baa3	680,000	759,716
5 1/4s, 7/1/29	Baa3	570,000	485,783
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,228,725
			12,755,042

TOTAL INVESTMENTS

Total investments (cost $203,567,558) (b)			$200,378,087

FUTURES CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	25	$3,000,781	Jun-09	$(45,951)

Total				$(45,951)

NOTES

(a) Percentages indicated are based on net assets of $202,107,685.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $203,567,558, resulting in gross unrealized appreciation and depreciation of $7,481,975 and $10,671,446, respectively, or net unrealized depreciation of $3,189,471.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2009.

At February 28, 2009, liquid assets totaling $3,000,781 have been designated as collateral for open futures contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Education	17.1%
Healthcare	16.4
State Government	15.3
Transportation	13.7
Local Government	11.1

The fund had the following insurance concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

NATL	20.5%
FSA	19.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$(45,951)

Level 2	200,378,087	--

Level 3	--	--

Total	$200,378,087	$(45,951)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009